Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity [Line Items]
STOCKHOLDERS' EQUITY
6.    EQUITY
Preferred Stock
The Company authorized 3,545,529 shares of series A preferred stock with $0.00001 par value. As of March 31, 2022 and December 31, 2021, 3,237,800 shares of series A preferred shares were issued and outstanding. The rights and preferences of the series A preferred shares are summarized below:
Dividend Rights:
    There are no cumulative dividend rights on the preferred shares.
Liquidation Preferences:
    In the event of a liquidation, dissolution or winding up of the Company, the holders of the preferred stock are entitled to be paid out before any payments are made to the holders of the common stock. Series A holders are paid out of the assets of the Company available for distribution at an amount per share equal to the greater of (i) two times the series A original issue price or (ii) an amount per share as would have been payable had all series A preferred shares been converted into common stock. The remaining assets available for distribution are distributed among the holders of common stock.
Each share of series A preferred stock will automatically be converted into common stock at the then applicable conversion rate in the event of (i) the closing of a firm commitment underwritten public offering with a price of two times the original issue price (subject to adjustments for stock dividends, splits, combinations and similar events) and gross proceeds to the Company of not less than $25.0 million, or (ii) upon written consent of the requisite holders. The Company determined that the Preferred A common stock is redeemable upon a change-in-control
that is not solely in the Company’s control and records $33.7 million in temporary equity.
Common Stock
On July 6, 2021, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 31,900,878 shares of common stock with a par value of $0.00001 per share.
As of March 31, 2022 and December 31, 2021, 8,540,558 shares and 8,461,706 shares were issued and outstanding, respectively.

7.    EQUITY
Preferred Stock
The Company authorized 3,545,529 shares of Series A preferred stock with $0.00001 par value. As of December 31, 2021 and 2020, 3,237,800 shares of Series A preferred shares were issued and outstanding. The rights and preferences of the Series A preferred shares are summarized below:
Dividend Rights:
    There are no cumulative dividend rights on the preferred shares.
Liquidation Preferences:
    In the event of a liquidation, dissolution or winding up of the Company, the holders of the preferred stock are entitled to be paid out before any payments are made to the holders of the common stock. Series A holders are paid out of the assets of the Company available for distribution at an amount per share equal to the greater of (i) two times the Series A original issue price or (ii) an amount per share as would have been payable had all Series A preferred shares been converted into common stock. The remaining assets available for distribution are distributed among the holders of common stock.
Each share of Series A preferred stock will automatically be converted into common stock at the then applicable conversion rate in the event of (i) the closing of a firm commitment underwritten public offering with a price of two times the original issue price (subject to adjustments for stock dividends, splits, combinations and similar events) and gross proceeds to the Company of not less than $25.0 million, or (ii) upon written consent of the requisite holders. The Company determined that the Preferred A common stock is redeemable upon a change-in-control
that is not solely in the Company’s control and records $33.7 million in temporary equity.
Common Stock
On July 6, 2021, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 31,900,878 shares of common stock with a par value of $0.0001 per share.
In 2021, the Company issued 1,064,651 shares of common stock, which includes 1,000,000 shares issued to Richard G. Bengtson II to settle litigation claims as further described in Note 11,
Litigation
. In 2020, the Company issued 200,000 shares of common stock as interest payment to Bridging for $0.1 million, reflected in Interest expense, net for the year ended December 31, 2020.
As of December 31, 2021 and 2020, 8,461,706 and 7,397,055 shares were issued and outstanding, respectively.

B Riley Principal 150 Merger Corp [Member]
Stockholders' Equity [Line Items]
STOCKHOLDERS' EQUITY
NOTE 7 — STOCKHOLDERS’ EQUITY
Common Stock
The authorized common stock of the Company includes up to 100,000,000 shares of Class A common stock with a par value of $0.0001 per share and 10,000,000 shares of Class B common stock with a par value of $0.0001. If the Company enters into an Initial Business Combination, it may (depending on the terms of such an Initial Business Combination) be required to increase the number of shares of Class A common stock which the Company is authorized to issue at the same time as the Company’s stockholders vote on the Initial Business Combination, to the extent the Company seeks stockholder approval in connection with the Initial Business Combination. Holders of the Company’s common stock are entitled to one vote for each share of common stock. At March 31, 2022 and December 31, 2021, there were 17,770,000 shares of Class A common stock issued and outstanding. Of the 17,770,000 shares of Class A common stock, 17,250,000 shares of Class A common stock issued in the Public Offering are classified as temporary equity at March 31, 2022 and December 31, 2021 since they are subject to possible redemption as more fully described in Notes 1 and 2. The remaining 520,000 shares of Class A common stock and 4,312,500 shares of Class B common stock issued and outstanding at March 31, 2022 and December 31, 2021 are classified as permanent equity since the Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to waive their rights to liquidating distributions from the Trust Account as more fully described in Note 1.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock, par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2022 and December 31, 2021, there were no shares of preferred stock issued or outstanding.

NOTE 8 — STOCKHOLDERS’ EQUITY
Common Stock
The authorized common stock of the Company includes up to 100,000,000 shares of Class A common stock and 10,000,000 shares of Class B common stock. If the Company enters into an Initial Business Combination, it may (depending on the terms of such an Initial Business Combination) be required to increase the number of shares of Class A common stock which the Company is authorized to issue at the same time as the Company’s stockholders vote on the Initial Business Combination, to the extent the Company seeks stockholder approval in connection with the Initial Business Combination. Holders of the Company’s common stock are entitled to one vote for each share of common stock.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.